Commitments and Contingencies - Future Minimum Lease Payments Under Lease (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 221
2019	112
Total lease obligations	$ 333